Segmented information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Schedule of operating segments	The results from operations for these reportable operating segments are summarized in the following tables:

Year ended December 31, 2020
(in millions of U.S. dollars)	Rainy River	New Afton	Corporate	Total
OPERATING SEGMENT RESULTS
Gold revenues	360.7	88.6	—	449.3
Copper revenues	—	180.9	—	180.9
Silver revenues	8.0	5.2	—	13.2
Total revenues(1)	368.7	274.7	—	643.4
Operating expenses	213.2	126.7	—	339.9
Depreciation and depletion	141.3	51.8	—	193.1
Revenue less cost of goods sold	14.2	96.2	—	110.4
Corporate administration	—	—	15.6	15.6
Share-based payment expenses	—	—	7.6	7.6
Exploration and business development	1.0	4.5	0.3	5.8
Income (loss) from operations	13.2	91.7	(23.5)	81.4

1.Segmented revenue reported above represents revenue generated from external customers. There were no inter-segment sales in the year ended December 31, 2020.

Year ended December 31, 2019
(in millions of U.S. dollars)	Rainy River	New Afton	Corporate	Total
OPERATING SEGMENT RESULTS
Gold revenues	354.2	80.2	—	434.4
Copper revenues	—	187.3	—	187.3
Silver revenues	4.7	4.2	—	8.9
Total revenues(1)	358.9	271.7	—	630.6
Operating expenses	258.4	113.5	—	371.9
Depreciation and depletion	93.9	146.7	—	240.6
Revenue less cost of goods sold	6.6	11.5	—	18.1
Corporate administration	—	—	17.6	17.6
Corporate restructuring(2)	—	—	1.1	1.1
Share-based payment expenses	—	—	1.7	1.7
Exploration and business development	1.4	3.1	1.1	5.6
Income (loss) from operations	5.2	8.4	(21.5)	(7.9)
1.Segmented revenue reported above represents revenue generated from external customers. There were no inter-segment sales in the year ended December 31,2019.
2.During 2019, the Company recognized restructuring charges of $1.1 million related to severance and other termination benefits.

Schedule of segmented assets and liabilities
The following table presents the segmented assets and liabilities:

		Total assets		Total liabilities	Capital expenditures(1)
	As at December 31	As at December 31	As at December 31	As at December 31	Year ended December 31
(in millions of U.S. dollars)	2020	2019	2020	2019	2020	2019
SEGMENTED ASSETS AND LIABILITIES
Rainy River	1,090.2	1,078.4	374.8	334.9	140.8	185.9
New Afton	749.7	647.7	551.5	89.8	134.1	61.8
Other(2)	410.2	432.4	534.5	772.5	9.3	5.6
Total segmented assets, liabilities and capital expenditures	2,250.1	2,158.5	1,460.8	1,197.2	284.2	253.3
1.Capital expenditures per consolidated statement of cash flows.
2.Other includes corporate balance, exploration properties, the stream on Blackwater gold production and Cerro San Pedro.

Schedule of Information about major customers
The following table presents sales to individual customers exceeding 10% of annual sales for the following periods. The following five customers represent 91.4% (2019 – five customers representing 89%) of the Company’s sales revenue for the years ended December 31, 2020 and 2019.

		Year ended December 31
(in millions of U.S. dollars)		2020
CUSTOMER	REPORTING SEGMENT
1	New Afton	154.2
2	Rainy River	139.0
3	Rainy River	133.2
4	New Afton	93.7
5	Rainy River	67.8
Total sales to customers exceeding 10% of annual sales		587.9

		Year ended December 31
(in millions of U.S. dollars)		2019
CUSTOMER	REPORTING SEGMENT
1	Rainy River	128.9
2	Rainy River	126.7
3	Rainy River	102.5
4	New Afton	100.9
5	New Afton	99.2
Total sales to customers exceeding 10% of annual sales		558.2